UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2013

Item 1. Schedule of Investments

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 91.2%
	AUSTRALIA – 9.5%
30,590	BHP Billiton Ltd.	$1,195,530
939,837	CFS Retail Property Trust - REIT	1,960,035
104,924	Newcrest Mining Ltd.	2,560,189
96,826	Origin Energy Ltd.	1,271,157
5,176	Shopping Centres Australasia Property Group - REIT	8,798
25,880	Woolworths Ltd.	843,057
		7,838,766
	BRAZIL – 4.2%
138,088	Cia Energetica de Minas Gerais - ADR	1,516,206
77,413	Telefonica Brasil S.A. - ADR	1,949,260
		3,465,466
	CANADA – 17.2%
24,400	Alamos Gold, Inc.	375,027
32,620	ARC Resources Ltd.	767,587
58,700	Barrick Gold Corp.	1,873,704
18,080	Crescent Point Energy Corp.	699,345
53,200	Goldcorp, Inc.	1,877,428
121,000	Kinross Gold Corp.	995,830
261,400	Major Drilling Group International, Inc.	2,597,227
36,550	Peyto Exploration & Development Corp.	843,574
16,035	Potash Corp. of Saskatchewan, Inc.	681,488
297,030	Precision Drilling Corp.	2,721,931
45,790	Yamana Gold, Inc.	748,666
		14,181,807
	CHILE – 1.9%
1,544,742	Aguas Andinas S.A. - A Shares	1,134,515
14,000	Cia Cervecerias Unidas S.A. - ADR	447,300
		1,581,815
	CHINA – 1.1%
202,000	China Shenhua Energy Co., Ltd. - H Shares	868,646

	FINLAND – 3.1%
135,000	Fortum OYJ	2,531,365

	HONG KONG – 2.5%
72,500	China Mobile Ltd.	796,944
8,000	Jardine Matheson Holdings Ltd.	518,480
1,281,264	Skyworth Digital Holdings Ltd.	779,788
		2,095,212
	JAPAN – 12.8%
126,600	Asahi Group Holdings Ltd.	2,684,427
378,000	Isuzu Motors Ltd.	2,368,571
253,500	ITOCHU Corp.	2,866,412

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
23,000	JGC Corp.	$651,178
72,000	Toyo Suisan Kaisha Ltd.	1,998,316
		10,568,904
	MALAYSIA – 2.1%
618,000	Malayan Banking Bhd	1,766,283

	NETHERLANDS – 3.3%
77,765	Royal Dutch Shell PLC - A Shares	2,756,883

	NEW ZEALAND – 2.3%
846,152	Kiwi Income Property Trust - REIT	813,061
530,000	Telecom Corp. of New Zealand Ltd.	1,078,592
		1,891,653
	NORWAY – 12.9%
124,386	Atea ASA	1,480,000
16,850	Fred Olsen Energy ASA	805,039
45,169	Leroey Seafood Group ASA	1,298,126
1,455,600	Marine Harvest ASA*	1,457,492
303,319	Norwegian Energy Co. AS*	269,844
56,610	Statoil ASA	1,507,762
817,000	STX OSV Holdings Ltd.	831,720
97,800	Telenor ASA	2,157,261
15,110	Yara International ASA	806,269
		10,613,513
	SINGAPORE – 6.6%
3,243,000	Golden Agri-Resources Ltd.	1,663,816
975,000	Singapore Telecommunications Ltd.	2,757,130
151,000	Venture Corp. Ltd.	1,035,784
		5,456,730
	SWEDEN – 1.1%
40,287	Saab A.B. - B Shares	871,272

	SWITZERLAND – 2.6%
16,875	Nestle S.A.	1,184,829
2,173	Syngenta A.G.	938,107
		2,122,936
	THAILAND – 8.0%
1,475,600	Delta Electronics Thai PCL	1,756,667
178,200	Electricity Generating PCL	914,306
180,000	PTT PCL	2,058,350
3,423,000	Thai Beverage PCL	1,451,947

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	THAILAND (Continued)
162,000	Thai Union Frozen Products PCL	$372,133
		6,553,403
	TOTAL COMMON STOCKS (Cost $66,773,783)	75,164,654

Principal Amount

	SHORT-TERM INVESTMENTS – 10.6%
$8,758,219	UMB Money Market Fiduciary, 0.010%1	8,758,219

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,758,219)	8,758,219

	TOTAL INVESTMENTS – 101.8% (Cost $75,532,002)	83,922,873
	Liabilities in Excess of Other Assets – (1.8)%	(1,500,847)

	TOTAL NET ASSETS – 100.0%	$82,422,026

ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate quoted is the annualized seven-day yield of the Fund at period end.

See accompanying Notes to Schedule of Investments.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2013 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES – 90.0%
	AUSTRALIA – 12.5%
1,200,000	Australia Pacific Airports Melbourne Pty. Ltd. 7.000%, 8/25/2016	$1,341,550
1,500,000	CFS Retail Property Trust 5.075%, 8/21/20141	1,589,937
	Queensland Treasury Corp.
5,000,000	6.000%, 6/14/2021	5,965,057
1,500,000	5.750%, 7/22/2024	1,709,750
1,000,000	Telstra Corp. Ltd. 7.750%, 7/15/2020	1,245,951
		11,852,245
	CANADA – 2.4%
500,000	Baytex Energy Corp. 6.625%, 7/19/20222	540,154
350,000	Ontario Electricity Financial Corp. 8.900%, 8/18/2022	521,277
457,000	Province of Ontario Canada 1.524%, 10/5/20153	460,670
715,000	Sherritt International Corp. 7.750%, 10/15/20152	772,421
		2,294,522
	CAYMAN ISLANDS – 3.0%
5,000,000	AmBev International Finance Co., Ltd. 9.500%, 7/24/2017	2,849,754

	CHILE – 6.8%
	Bonos del Banco Central de Chile en Pesos
250,000,000	6.000%, 1/1/2014	533,392
550,000,000	6.000%, 2/1/2016	1,182,681
700,000,000	6.000%, 3/1/2022	1,531,371
900,000,000	Sociedad Quimica y Minera de Chile S.A. 5.500%, 4/1/20142	1,886,314
600,000,000	Telefonica Moviles Chile S.A. 6.300%, 11/15/2016	1,261,362
		6,395,120
	CYPRUS – 0.7%
3,500,000	Songa Offshore S.E. 12.100%, 11/17/20162, 3	615,058

	DENMARK – 2.2%
11,000,000	Kommunekredit 3.375%, 2/10/2014	2,045,498

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES (Continued)
	FINLAND – 6.4%
8,500,000	Amer Sports OYJ 3.976%, 4/13/20163	$1,341,151
11,000,000	Fortum OYJ 2.340%, 9/14/20153	1,744,237
5,400,000	Municipality Finance PLC 2.750%, 9/16/2013	992,835
1,210,000	Nordic Investment Bank 5.250%, 2/26/2014	1,038,982
6,000,000	Republic of Finland 1.254%, 1/27/20163	949,941
		6,067,146
	GERMANY – 4.3%
	KFW
14,500,000	5.000%, 5/22/2019	2,931,374
7,000,000	3.500%, 1/22/2021	1,151,638
		4,083,012
	LUXEMBOURG – 0.9%
2,600,000	European Investment Bank 5.000%, 9/18/2013	850,686

	MALAYSIA – 6.3%
	Malaysia Government Bond
1,990,000	3.434%, 8/15/2014	643,987
10,000,000	4.160%, 7/15/2021	3,358,684
6,000,000	Rantau Abang Capital Bhd 4.910%, 8/14/2013	1,947,472
		5,950,143
	MEXICO – 1.8%
21,000,000	Mexican Bonos 6.000%, 6/18/2015	1,712,511

	NEW ZEALAND – 11.7%
401,000	Fletcher Building Industries Ltd. 9.000%, 5/15/20141	351,228
650,000	Fletcher Building Ltd. 8.500%, 3/15/20151	577,665
1,000,000	Fonterra Cooperative Group Ltd. 4.210%, 11/29/20492, 3	719,717
7,300,000	New Zealand Local Government Funding Agency 5.000%, 3/15/2019	6,406,418
1,750,000	TCNZ Finance Ltd. 5.250%, 10/25/2019	1,482,419

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES (Continued)
	NEW ZEALAND (Continued)
1,600,000	Transpower Finance Ltd. 7.190%, 11/12/2019	$1,518,257
		11,055,704
	NORWAY – 9.4%
7,000,000	Austevoll Seafood ASA 5.970%, 10/15/20183	1,294,184
7,000,000	City of Oslo Norway 4.650%, 11/10/2016	1,365,877
2,000,000	Eksportfinans ASA 2.875%, 11/16/2016	2,197,561
5,500,000	KLP Kommunekreditt AS 2.250%, 9/15/20153	1,015,067
6,000,000	Kommunalbanken AS 2.875%, 5/16/2017	1,103,019
5,000,000	Morpol ASA 7.600%, 2/3/20143	940,435
1,000,000	Odfjell S.E. 6.660%, 12/4/20133	184,883
4,500,000	STX Europe AS 4.310%, 4/5/20133, 4	824,315
		8,925,341
	POLAND – 4.6%
8,810,000	Poland Government Bond 3.980%, 1/25/20183	2,865,131
1,300,000	Poland Government International Bond 3.000%, 9/23/2014	1,483,408
		4,348,539
	SINGAPORE – 5.8%
1,000,000	CapitaLand Ltd. 2.100%, 11/15/20161	819,666
1,000,000	Genting Singapore PLC 5.125%, 3/29/20492, 3	798,174
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/20272, 3	804,181
1,250,000	Singapore Press Holdings Ltd. 2.810%, 3/2/2015	1,037,545
2,500,000	StarHub Ltd. 3.080%, 9/12/2022	2,015,214
		5,474,780
	SWEDEN – 5.1%
9,000,000	City of Stockholm Sweden 3.000%, 4/3/2017	1,475,129

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES (Continued)
	SWEDEN (Continued)
9,100,000	Kommuninvest I Sverige 2.750%, 8/12/2015	$1,476,562
4,000,000	Svensk Exportkredit A.B. 3.900%, 9/16/2016	666,223
	Tele2 A.B.
4,000,000	4.310%, 2/24/20173	746,197
3,000,000	4.875%, 5/15/2017	494,597
		4,858,708
	SWITZERLAND – 1.3%
1,100,000	OC Oerlikon Corp. A.G. 4.250%, 7/13/2016	1,270,300

	THAILAND – 3.1%
	Bank of Thailand
30,400,000	3.420%, 8/18/2013	1,023,111
30,000,000	3.033%, 2/15/20143	1,005,093
	Thailand Government Bond
5,000	4.250%, 3/13/2013	168
27,000,000	3.625%, 5/22/2015	919,322
		2,947,694
	UNITED STATES – 1.7%
	Allied Nevada Gold Corp.
1,000,000	8.750%, 6/1/20192,4	1,055,244
500,000	8.750%, 6/1/20192	523,862
		1,579,106
	TOTAL FIXED INCOME SECURITIES (Cost $84,590,123)	85,175,867

	SHORT-TERM INVESTMENTS – 8.0%
7,595,935	UMB Money Market Fiduciary, 0.010%5	7,595,935

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,595,935)	7,595,935

	TOTAL INVESTMENTS – 98.0% (Cost $92,186,058)	92,771,802
	Other Assets in Excess of Liabilities – 2.0%	1,865,063

	TOTAL NET ASSETS – 100.0%	$94,636,865

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

PLC – Public Limited Company

1	Convertible security.
2	Callable.
3	Variable, floating or step rate security.
4
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

5	The rate is the annualized seven-day yield at period end.
6	Local currency.

See accompanying Notes to Schedule of Investments.

EuroPac Hard Asset Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.6%
	AUSTRALIA – 4.3%
38,150	Newcrest Mining Ltd.	$930,876
34,950	Santos Ltd.	435,873
		1,366,749
	CANADA – 28.5%
4,900	Agnico-Eagle Mines Ltd.	224,567
21,400	Alamos Gold, Inc.	328,917
24,040	Barrick Gold Corp.	767,357
41,720	Canadian Oil Sands Ltd.	877,986
15,250	Crescent Point Energy Corp.	589,879
43,900	Endeavour Silver Corp.*	301,593
21,400	Ensign Energy Services, Inc.	365,607
45,100	Freehold Royalties Ltd.	1,044,526
13,790	Goldcorp, Inc.	486,649
18,000	IAMGOLD Corp.	148,500
19,000	Kinross Gold Corp.	156,370
100,000	Major Drilling Group International, Inc.	993,583
17,040	Pan American Silver Corp.	298,370
20,200	Peyto Exploration & Development Corp.	466,216
8,800	Potash Corp. of Saskatchewan, Inc.	374,000
74,600	Precision Drilling Corp.	683,621
22,000	Silver Wheaton Corp.	766,700
14,910	Yamana Gold, Inc.	243,778
		9,118,219
	CHILE – 0.6%
3,550	Sociedad Quimica y Minera de Chile S.A. - ADR	201,782

	CHINA – 5.8%
480,000	China BlueChemical Ltd. - Class H	344,740
60,000	China Shenhua Energy Co., Ltd. - H Shares	258,014
4,665	CNOOC Ltd. - ADR	957,865
170,000	Yanzhou Coal Mining Co., Ltd. - Class H	290,662
		1,851,281
	GERMANY – 0.8%
5,250	K+S A.G.	237,016

	INDONESIA – 1.6%
725,000	Bumi Resources Tbk P.T.	50,616
760,000	Harum Energy Tbk P.T.	468,172
		518,788
	NORWAY – 14.8%
14,500	Det Norske Oljeselskap ASA*	227,736
17,263	Fred Olsen Energy ASA	824,771

EuroPac Hard Asset Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NORWAY (Continued)
26,889	Leroey Seafood Group ASA	$772,772
645,000	Marine Harvest ASA*	645,838
241,030	Norwegian Energy Co. AS*	214,429
37,850	Statoil ASA	1,008,105
19,800	Yara International ASA	1,056,527
		4,750,178
	SINGAPORE – 2.1%
1,319,000	Golden Agri-Resources Ltd.	676,711

	SWITZERLAND – 26.0%
415	Syngenta A.G.	179,160
3,352	ZKB Gold - Class A - ETF*	5,487,760
8,608	ZKB Silver - ETF*	2,664,520
		8,331,440
	THAILAND – 2.5%
71,000	PTT PCL	811,905

	UNITED STATES – 9.6%
4,550	Alliance Resource Partners LP	291,200
39,500	Chesapeake Energy Corp.	797,110
700	Monsanto Co.	70,945
5,500	Mosaic Co.	336,875
20,675	Newmont Mining Corp.	888,198
12,400	Peabody Energy Corp.	311,860
11,300	Southwestern Energy Co.*	387,590
		3,083,778
	TOTAL COMMON STOCKS (Cost $31,536,044)	30,947,847

Principal Amount

	SHORT-TERM INVESTMENTS – 4.9%
$1,577,733	UMB Money Market Fiduciary, 0.010%1	1,577,733

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,577,733)	1,577,733

	TOTAL INVESTMENTS – 101.5% (Cost $33,113,777)	32,525,580
	Liabilities in Excess of Other Assets – (1.5)%	(477,511)

	TOTAL NET ASSETS – 100.0%	$32,048,069

EuroPac Hard Asset Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

ADR – American Depositary Receipt
LP – Limited Partnership
PCL – Public Company Limited

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EP China Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.3%
	CONSUMER DISCRETIONARY – 22.0%
1,000,000	Giordano International Ltd.	$1,015,744
400,000	Golden Eagle Retail Group Ltd.	861,531
200,000	Great Wall Motor Co., Ltd. - Class H	813,108
750,000	Sa Sa International Holdings Ltd.	677,015
300,000	Samsonite International S.A.	653,324
200,000	Sands China Ltd.	1,009,274
350,000	Shenzhou International Group Holdings Ltd.	850,941
155,000	Stella International Holdings Ltd.	445,690
600,000	Techtronic Industries Co.	1,216,347
100,000	Television Broadcasts Ltd.	737,533
1,000,000	Xinyi Glass Holdings Ltd.	653,712
		8,934,219
	CONSUMER STAPLES – 5.6%
560,000	China Foods Ltd.	484,066
270,000	China Mengniu Dairy Co., Ltd.	789,891
280,000	Vinda International Holdings Ltd.	387,904
99,956	Yantai Changyu Pioneer Wine Co., Ltd. - Class B	617,072
		2,278,933
	ENERGY – 10.2%
600,000	CNOOC Ltd.	1,234,729
1,700,000	Honghua Group Ltd.	723,104
1,060,000	Kunlun Energy Co., Ltd.	2,203,019
		4,160,852
	FINANCIALS – 14.3%
425,000	AIA Group Ltd.	1,690,695
130,000	BOC Hong Kong Holdings Ltd.	448,590
320,000	China Life Insurance Co., Ltd. - Class H	1,067,977
260,427	Link REIT	1,353,946
76,894	Sun Hung Kai Properties Ltd.	1,263,277
		5,824,485
	HEALTH CARE – 10.4%
1,430,000	Lee's Pharmaceutical Holdings Ltd.	1,029,012
540,000	Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	521,611
1,700,001	Sino Biopharmaceutical	843,885
334,800	Sinopharm Group Co., Ltd. - Class H	1,025,450
50,000	WuXi PharmaTech Cayman, Inc. - ADR*	809,000
		4,228,958

EP China Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 9.6%
750,000	CIMC Enric Holdings Ltd.	$760,764
521,000	Haitian International Holdings Ltd.	657,682
2,000,000	Hsin Chong Construction Group Ltd.	375,996
24,800	Jardine Matheson Holdings Ltd.	1,608,233
150,000	Zhuzhou CSR Times Electric Co., Ltd. - Class H	480,654
		3,883,329
	INFORMATION TECHNOLOGY – 10.7%
170,000	AAC Technologies Holdings, Inc.	657,746
10,000	Baidu, Inc. - ADR*	1,083,000
730,000	Lenovo Group Ltd.	760,366
12,000	SINA Corp.*	659,160
350,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,199,353
		4,359,625
	MATERIALS – 0.5%
2,700,000	China Forestry Holdings Co., Ltd.1	208,887

	TELECOMMUNICATION SERVICES – 3.0%
110,000	China Mobile Ltd.	1,202,762

	UTILITIES – 13.0%
360,000	Cheung Kong Infrastructure Holdings Ltd.	2,286,177
160,000	ENN Energy Holdings Ltd.	766,498
1,350,000	Guangdong Investment Ltd.	1,120,694
1,100,000	Huaneng Power International, Inc. - Class H	1,133,800
		5,307,169
	TOTAL COMMON STOCKS (Cost $33,810,457)	40,389,219

Principal Amount

	SHORT-TERM INVESTMENTS – 0.1%
$57,919	UMB Money Market Fiduciary, 0.010%2	57,919

	TOTAL SHORT-TERM INVESTMENTS (Cost $57,919)	57,919

	TOTAL INVESTMENTS – 99.4% (Cost $33,868,376)	40,447,138
	Other Assets in Excess of Liabilities – 0.6%	261,154

	TOTAL NET ASSETS – 100.0%	$40,708,292

EP China Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Fair value under procedures established by the Board of Trustees, represents 0.51% of Net Assets.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.4%
	CAMBODIA – 4.0%
1,650,000	NagaCorp Ltd.	$1,302,209

	CHINA – 11.4%
130,000	AAC Technologies Holdings, Inc.	502,983
1,250,000	Goodbaby International Holdings Ltd.	643,374
400,000	Haitian International Holdings Ltd.	504,938
50,000	NAM TAI Electronics, Inc.	655,000
240,000	Shenzhou International Group Holdings Ltd.	583,503
800,000	Springland International Holdings Ltd.	478,851
20,000	WuXi PharmaTech Cayman, Inc. - ADR*	323,600
		3,692,249
	HONG KONG – 8.6%
500,000	Giordano International Ltd.	507,872
2,000,000	Hsin Chong Construction Group Ltd.	375,996
500,000	Sa Sa International Holdings Ltd.	451,344
1,100,000	Sino Biopharmaceutical	546,043
450,000	Techtronic Industries Co.	912,260
		2,793,515
	INDIA – 7.7%
95,000	Bajaj Corp. Ltd.	434,053
260,000	Dish TV India Ltd.*	351,701
53,000	Emami Ltd.	581,765
56,329	Ipca Laboratories Ltd.	521,353
7,300	Shree Cement Ltd.	612,354
		2,501,226
	INDONESIA – 16.3%
3,500,000	Bumi Serpong Damai P.T.	503,577
1,532,000	Erajaya Swasembada Tbk P.T.	440,365
1,200,000	Holcim Indonesia Tbk P.T.	382,272
550,000	Jasa Marga P.T.	310,453
5,500,000	Lippo Karawaci Tbk P.T.	582,035
2,500,000	Media Nusantara Citra Tbk P.T.	610,280
900,000	Mitra Adiperkasa Tbk P.T.	591,971
5,000,000	Ramayana Lestari Sentosa Tbk P.T.	600,216
650,000	Tempo Scan Pacific Tbk P.T.	237,306
3,800,000	Wijaya Karya Persero Tbk P.T.	644,165
4,700,000	Wismilak Inti Makmur Tbk P.T.	357,084
		5,259,724
	MALAYSIA – 8.1%
400,000	Dialog Group Bhd	297,457
870,000	Oldtown Bhd	618,100
761,300	Pavilion Real Estate Investment Trust - REIT	362,641
1,800,000	Perisai Petroleum Teknologi Bhd*	597,528

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MALAYSIA (Continued)
782,919	Sapurakencana Petroleum Bhd	$736,025
		2,611,751
	PHILIPPINES – 14.7%
1,500,000	Alliance Global Group, Inc.	697,407
2,750,000	Energy Development Corp.	483,746
250,000	First Philippine Holdings Corp.	631,178
40,000	GT Capital Holdings, Inc.	676,908
800,000	Puregold Price Club, Inc.	687,231
870,000	Robinsons Land Corp.	458,082
140,000	Security Bank Corp.	598,004
240,000	Universal Robina Corp.	515,571
		4,748,127
	SINGAPORE – 8.4%
580,000	Mapletree Commercial Trust - REIT	625,549
500,000	Parkway Life Real Estate Investment Trust - REIT	941,343
830,000	Religare Health Trust	606,892
200,000	Super Group Ltd.	557,485
		2,731,269
	TAIWAN – 1.6%
280,000	Elan Microelectronics Corp.	519,565

	THAILAND – 18.6%
175,000	Bangkok Dusit Medical Services PCL	780,214
350,000	Central Plaza Hotel PCL	343,586
1,000,000	CPN Retail Growth Leasehold Property Fund	656,905
700,000	Gunkul Engineering PCL	598,944
700,000	Home Product Center PCL	323,164
350,000	Kiatnakin Bank PCL	583,968
220,000	Malee Sampran Factory PCL	1,039,447
30,000	Siam Makro PCL	449,214
350,000	Sino Thai Engineering & Construction PCL	328,647
200,000	STP & I PCL	472,640
550,000	Thaicom PCL*	429,330
		6,006,059
	TOTAL COMMON STOCKS (Cost $24,314,929)	32,165,694

Principal Amount

	SHORT-TERM INVESTMENTS – 1.2%
$381,281	UMB Money Market Fiduciary, 0.010%1	381,281

	TOTAL SHORT-TERM INVESTMENTS (Cost $381,281)	381,281

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

TOTAL INVESTMENTS – 100.6% (Cost $24,696,210)	$32,546,975
Liabilities in Excess of Other Assets – (0.6)%	(192,093)

TOTAL NET ASSETS – 100.0%	$32,354,882

ADR – American Depositary Receipt
PCL – Public Company Limited
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate quoted is the annualized seven-day yield of the Fund at period end.

See accompanying Notes to Schedule of Investments.

EP Latin America Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.9%
	BRAZIL – 30.8%
8,500	Abril Educacao S.A.	$186,997
11,000	Arezzo Industria e Comercio S.A.	207,141
35,000	BM&FBovespa S.A.	245,004
20,000	BR Properties S.A.	259,616
28,000	CCR S.A.	288,942
12,000	Cia de Bebidas das Americas - ADR	564,720
16,000	Estacio Participacoes S.A.	354,324
14,000	Kroton Educacional S.A.*	343,778
6,000	M Dias Branco S.A.	238,054
15,000	Mahle-Metal Leve S.A. Industria e Comercio	202,998
35,000	Marcopolo S.A.	236,391
16,000	Qualicorp S.A.*	165,512
18,000	Raia Drogasil S.A.	201,115
49,000	Randon Participacoes S.A.	289,118
10,000	Totvs S.A.	217,786
12,000	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	255,800
17,000	Weg S.A.	215,637
		4,472,933
	CHILE – 13.3%
367,614	Aguas Andinas S.A. - A Shares	269,989
140,000	Coca-Cola Embonor S.A. - B Shares	416,911
18,000	ENTEL Chile S.A.	390,095
30,000	Forus S.A.	171,865
37,000	SACI Falabella	430,018
73,430	Sonda S.A.	249,301
		1,928,179
	COLOMBIA – 5.3%
3,000	Bancolombia S.A. - ADR	208,530
5,000	Ecopetrol S.A. - ADR	316,500
10,500	Pacific Rubiales Energy Corp.	243,070
		768,100
	MEXICO – 42.6%
85,000	Alfa S.A.B. de C.V. - A Shares	204,969
84,000	Alpek S.A. de C.V.	209,825
170,000	Alsea S.A.B. de C.V.*	393,091
25,000	America Movil S.A.B. de C.V. - ADR	629,000
40,000	Arca Continental S.A.B. de C.V.	305,035
75,000	Banregio Grupo Financiero S.A.B. de C.V.	353,747
120,000	Bolsa Mexicana de Valores S.A.B. de C.V.	303,431
92,000	Compartamos S.A.B. de C.V.	142,907
240,000	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	417,158

EP Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MEXICO (Continued)
145,000	Credito Real S.A.B. de C.V.*	$249,182
27,000	El Puerto de Liverpool S.A.B. de C.V.	299,420
70,000	Empresas ICA S.A.B. de C.V.	209,814
125,000	Fibra Uno Administracion S.A. de C.V.	390,889
2,600	Fomento Economico Mexicano S.A.B. de C.V. - ADR	280,514
120,000	Genomma Lab Internacional S.A.B. de C.V. - B Shares*	274,079
53,000	Grupo Financiero Banorte S.A.B. de C.V. - O Shares	365,447
81,000	Grupo Herdez S.A.B. de C.V.	256,099
90,000	Grupo Sports World S.A.B. de C.V.*	129,041
150,000	Kimberly-Clark de Mexico S.A.B. de C.V. - A Shares	422,703
25,000	Promotora y Operadora de Infraestructura S.A.B. de C.V.*	178,908
100,000	Qualitas Controladora S.A.B. de C.V.	176,175
		6,191,434
	PERU – 5.9%
2,500	Credicorp Ltd.	391,825
9,500	Inretail Peru Corp.	220,400
170,000	Union Andina de Cementos S.A.A.	243,374
		855,599
	TOTAL COMMON STOCKS (Cost $11,810,664)	14,216,245

Principal Amount

	SHORT-TERM INVESTMENTS – 2.1%
$300,362	UMB Money Market Fiduciary, 0.010%1	300,362

	TOTAL SHORT-TERM INVESTMENTS (Cost $300,362)	300,362

	TOTAL INVESTMENTS – 100.0% (Cost $12,111,026)	14,516,607
	Liabilities in Excess of Other Assets – 0.0%	(3,532)

	TOTAL NET ASSETS – 100.0%	$14,513,075

ADR – American Depositary Receipt
BR – Brazil

*	Non-income producing security.
1	The rate quoted is the annualized seven-day yield of the Fund at period end.

See accompanying Notes to Schedule of Investments.

EuroPac Strategic US Equity Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 82.0%
	CONSUMER DISCRETIONARY – 7.4%
1,020	Hasbro, Inc.	$38,117
2,060	McDonald's Corp.	196,297
1,548	Wynn Resorts Ltd.	193,841
4,150	Yum! Brands, Inc.	269,501
		697,756
	CONSUMER STAPLES – 11.0%
4,245	Archer-Daniels-Midland Co.	121,110
6,270	Coca-Cola Co.	233,495
2,500	H.J. Heinz Co.	151,575
2,701	Kraft Foods Group, Inc.	124,840
4,745	Mondelez International, Inc. - Class A	131,863
1,410	Philip Morris International, Inc.	124,306
2,000	Procter & Gamble Co.	150,320
		1,037,509
	ENERGY – 9.2%
1,445	Alliance Resource Partners LP	92,480
760	Chevron Corp.	87,514
1,268	Diamond Offshore Drilling, Inc.	95,214
672	Ensco PLC - Class A	42,719
375	EOG Resources, Inc.	46,867
2,750	Exxon Mobil Corp.	247,417
915	National Oilwell Varco, Inc.	67,838
866	Occidental Petroleum Corp.	76,442
935	Schlumberger Ltd.	72,977
1,075	Southwestern Energy Co.*	36,873
		866,341
	HEALTH CARE – 11.7%
1,790	Abbott Laboratories	60,645
3,600	AbbVie, Inc.	132,084
1,503	Baxter International, Inc.	101,964
2,715	Johnson & Johnson	200,693
2,380	Medtronic, Inc.	110,908
4,050	Merck & Co., Inc.	175,162
5,255	Pfizer, Inc.	143,356
2,860	Stryker Corp.	179,179
		1,103,991
	INDUSTRIALS – 4.7%
215	Caterpillar, Inc.	21,154
910	Cummins, Inc.	104,496

EuroPac Strategic US Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
155	Deere & Co.	$14,579
2,695	Joy Global, Inc.	170,243
2,625	Raytheon Co.	138,285
		448,757
	INFORMATION TECHNOLOGY – 24.1%
2,635	Accenture PLC - Class A	189,430
19,415	Activision Blizzard, Inc.	221,137
475	Apple, Inc.	216,272
6,675	Broadcom Corp. - Class A	216,604
6,005	EMC Corp.*	147,783
8,350	Facebook, Inc., Class A*	258,600
248	Google, Inc. - Class A*	187,411
15,000	Microsoft Corp.	412,050
5,415	NetApp, Inc.*	194,940
3,465	QUALCOMM, Inc.	228,794
		2,273,021
	MATERIALS – 9.4%
5,800	Allied Nevada Gold Corp.*	137,402
3,680	Barrick Gold Corp.	117,466
600	EI du Pont de Nemours & Co.	28,470
5,030	Goldcorp, Inc.	177,509
6,000	IAMGOLD Corp.	49,500
12,300	Kinross Gold Corp.	101,229
675	Newcrest Mining Ltd.	16,470
4,397	Newmont Mining Corp.	188,895
4,631	Yamana Gold, Inc.	75,717
		892,658
	TELECOMMUNICATION SERVICES – 4.5%
6,275	AT&T, Inc.	218,307
5,135	CenturyLink, Inc.	207,711
		426,018
	TOTAL COMMON STOCKS (Cost $7,523,752)	7,746,051

	EXCHANGE TRADED FUNDS – 4.9%
12,700	Utilities Select Sector SPDR Fund	464,566

	TOTAL EXCHANGE TRADED FUNDS (Cost $451,802)	464,566

EuroPac Strategic US Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2013 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 16.5%
$1,555,427	UMB Money Market Fiduciary, 0.010%1	$1,555,427

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,555,427)	1,555,427

	TOTAL INVESTMENTS – 103.4% (Cost $9,530,981)	9,766,044
	Liabilities in Excess of Other Assets – (3.4)%	(319,253)

	TOTAL NET ASSETS – 100.0%	$9,446,791

LP – Limited Partnership
PLC – Public Limited Company

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

Note 1 – Organization
EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac Hard Asset Fund (the “Hard Asset Fund”), EP China Fund (formerly known as EPH China Fund) (the “China Fund”), EP Asia Small Companies Fund (the “Asia Small Companies Fund”), EP Latin America Fund (the “Latin America Fund”), and EP Strategic US Equity Fund (the “Strategic US Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation.  The Hard Asset Fund commenced operations on June 30, 2011, and its primary investment objective is appreciation of capital and protection against inflation. The China Fund commenced operations on July 31, 2009, and its primary investment objective is long-term capital appreciation. The China Fund’s fiscal year end was changed to October 31st as of July 1, 2011. The Asia Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Latin America Fund commenced operations on November 1, 2011, and its primary investment objective is to provide long-term capital appreciation.  The Strategic US Equity Fund commenced operations on March 1, 2012, and its primary investment objective is to provide long-term capital appreciation.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2013 (Unaudited)

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At January 31, 2013, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Funds, based on cost for federal income tax purposes were as follows:

	International	International	Hard Asset	China	Asia Small Companies
	Value Fund	Bond Fund	Fund	Fund	Fund

Cost of investments	$75,746,203	$92,186,058	$33,113,777	$33,885,234	$24,696,210

Gross unrealized appreciation	$10,909,908	$1,459,916	$2,135,015	$8,065,918	$8,010,241
Gross unrealized depreciation	(2,733,238)	(874,172)	(2,723,212)	(1,504,014)	(159,476)
Unrealized appreciation/(de-preciation) on foreign currency	5,395	26,613	133	-	418
Net unrealized appreciation/(depreciation) on investments and foreign currency translations	$8,182,065	$612,357	$(588,064)	$6,561,904	$7,851,183

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2013 (Unaudited)

	Latin America	Strategic U.S.
	Fund	Equity Fund

Cost of investments	$12,111,026	$9,530,981

Gross unrealized appreciation	$2,428,644	$457,503
Gross unrealized depreciation	(23,063)	(222,440)
Unrealized appreciation/(de-preciation) on foreign currency	378	-
Net unrealized appreciation/(depreciation) on investments and foreign currency translations	$2,405,959	$235,063

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2013 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. The following is a summary of the inputs used, as of January 31, 2013, in valuing the Funds’ assets carried at fair value:

International Value Fund
	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Consumer Discretionary	$3,148,359	$-	$-	$3,148,359
Consumer Staples	13,401,442	-	-	13,401,442
Energy	14,570,119	-	-	14,570,119
Financials	4,548,177	-	-	4,548,177
Industrials	5,739,062	-	-	5,739,062
Information Technology	4,272,451	-	-	4,272,451
Materials	14,649,465	-	-	14,649,465
Telecommunication Services	8,739,187	-	-	8,739,187
Utilities	6,096,392	-	-	6,096,392
Short-Term Investments	8,758,219	-	-	8,758,219
Total Investments	$83,922,873	$-	$-	$83,922,873

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2013 (Unaudited)

International Bond Fund
	Level 1	Level 2	Level 3*	Total
Investments
Bonds
Basic Materials	$—	$3,465,420	$—	$3,465,420
Communications	—	8,283,285	—	8,283,285
Consumer, Cyclical	—	2,139,325	—	2,139,325
Consumer, Non-cyclical	—	5,804,090	—	5,804,090
Diversified	—	1,576,602	—	1,576,602
Energy	—	540,154	—	540,154
Financial	—	11,239,657	—	11,239,657
Government	—	43,699,841	—	43,699,841
Industrial	—	5,164,999	—	5,164,999
Utilities	—	3,262,494	—	3,262,494
Short-Term Investments	7,595,935	—	—	7,595,935
Total Investments	$7,595,935	$85,175,867	$—	$92,771,802

Hard Asset Fund
	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Consumer Staples	$2,095,321	$—	$—	$2,095,321
Energy	11,363,743	—	—	11,363,743
Materials	9,336,503	—	—	9,336,503
Exchange-Traded Fund	8,152,280	—	—	8,152,280
Short-Term Investments	1,577,733	—	—	1,577,733
Total Investments	$32,525,580	$—	$—	$32,525,580

China Fund
	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Consumer Discretionary	$445,690	$8,488,529	$—	$8,934,219
Consumer Staples	—	2,278,933	—	2,278,933
Energy	—	4,160,852	—	4,160,852
Financials	—	5,824,485	—	5,824,485
Health Care	809,000	3,419,958	—	4,228,958
Industrials	—	3,883,329	—	3,883,329
Information Technology	1,742,160	2,617,465	—	4,359,625
Materials	—	—	208,887	208,887
Telecommunication Services	—	1,202,762	—	1,202,762
Utilities	—	5,307,169	—	5,307,169
Short-Term Investments	57,919	—	—	57,919
Total Investments	$3,054,769	$37,183,482	$208,887	$40,447,138

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2013 (Unaudited)

Asia Small Companies Fund
	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Consumer Discretionary	$351,701	$7,348,630	$—	$7,700,331
Consumer Staples	2,117,372	3,122,579	—	5,239,951
Energy	—	1,333,553	—	1,333,553
Financials	1,646,440	4,949,463	—	6,595,903
Health Care	844,953	1,563,563	—	2,408,516
Industrials	504,939	3,253,069	—	3,758,008
Information Technology	655,000	1,462,912	—	2,117,912
Materials	—	1,467,266	—	1,467,266
Telecommunication Services	—	429,330	—	429,330
Utilities	—	1,114,924	—	1,114,924
Short-Term Investments	381,281	—	—	381,281
Total Investments	$6,501,686	$26,045,289	$—	$32,546,975

Latin America Fund
	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Consumer Discretionary	$2,718,672	$-	$-	$2,718,672
Consumer Staples	2,905,550	-	-	2,905,550
Energy	559,571	-	-	559,571
Financials	3,503,911	-	-	3,503,911
Health Care	439,590	-	-	439,590
Industrials	1,879,581	-	-	1,879,581
Information Technology	467,087	-	-	467,087
Materials	453,199	-	-	453,199
Telecommunication Services	1,019,095	-	-	1,019,095
Utilities	269,989	-	-	269,989
Short-Term Investments	300,362	-	-	300,362
Total Investments	$14,516,607	$-	$-	$14,516,607

Strategic US Equity Fund
	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks1	$7,746,051	$—	$—	$7,746,051
Exchange Traded Funds	464,566	—	—	464,566
Short-Term Investments	1,555,427	—	—	1,555,427
Total Investments	$9,766,044	$—	$—	$9,766,044

*	The Fund did not hold any Level 3 securities at period end.
1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2013 (Unaudited)

Transfers are recognized at the end of the reporting period. The following is a reconciliation of transfers between Levels for the Funds from October 31, 2012 to January 31, 2013, represented by recognizing the January 31, 2013 market value of securities:

	China Fund	Asia Small Companies Fund
Transfers into Level 1	$445,690	$2,736,350
Transfers out of Level 1	-	(1,523,108)
Net transfers in (out) of Level 1	$445,690	$1,213,242

Transfers into Level 2	$-	$1,523,108
Transfers out of Level 2	(445,690)	(2,736,350)
Net transfers in (out) of Level 2	$(445,690)	$(1,213,242)

The following is a reconciliation of Level 3 assets for the China Fund, which significant unobservable inputs were used to determine fair value:

	Investments, at Value	Other Financial Instruments
Balance as of 10/31/12	$209,031	$-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(144)	-
Net purchase (sales)	-	-
Transfers in and/or out of Level 3	-	-
Balance as of 1/31/13	$208,887	$-

Following is a description of the valuation techniques and significant inputs used in determining the value of the Fund’s securities classified as Level 3:

The Advisor and Sub-advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	3/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	3/28/13

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	3/28/13

* Print the name and title of each signing officer under his or her signature.